Quarterly Holdings Report
for
Fidelity® Low Duration Bond Factor ETF
November 30, 2020
LDE-QTLY -0121
1.9887645.102

Schedule of Investments November 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 86.7%
	Principal Amount	Value
COMMUNICATION SERVICES – 4.3%
Diversified Telecommunication Services – 1.4%
AT&T, Inc. 3 month U.S. LIBOR + 1.180% 1.429% 6/12/24 (a)(b)	$ 70,000	$ 71,629
Verizon Communications, Inc.:
3 month U.S. LIBOR + 1.000% 1.237% 3/16/22 (a)(b)	1,903,000	1,925,623
3 month U.S. LIBOR + 1.100% 1.321% 5/15/25 (a)(b)	1,318,000	1,353,605
		3,350,857
Interactive Media & Services – 0.3%
Tencent Holdings Ltd.:
3 month U.S. LIBOR + 0.910% 1.134% 4/11/24 (a)(b)(c)	600,000	598,350
3 month U.S. LIBOR + 0.910% 1.134% 4/11/24 (a)(b)	200,000	200,200
		798,550
Media – 2.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 3 month U.S. LIBOR + 1.650% 1.864% 2/1/24 (a)(b)	538,000	551,437
Comcast Corp.:
3 month U.S. LIBOR + 0.440% 0.665% 10/1/21 (a)(b)	640,000	641,863
3 month U.S. LIBOR + 0.630% 0.867% 4/15/24 (a)(b)	831,000	841,133
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 0.625% 4/1/21 (a)(b)(c)	700,000	700,898
The Walt Disney Co. 3 month U.S. LIBOR + 0.250% 0.475% 9/1/21 (a)(b)	2,350,000	2,352,674
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.641% 3/4/22 (a)(b)	734,000	736,253
		5,824,258
Wireless Telecommunication Services – 0.2%
Vodafone Group PLC 3 month U.S. LIBOR + 0.990% 1.22% 1/16/24 (a)(b)	399,000	403,741
TOTAL COMMUNICATION SERVICES		10,377,406
CONSUMER DISCRETIONARY – 3.5%
Automobiles – 2.8%
BMW US Capital LLC:
3 month U.S. LIBOR + 0.500% 0.714% 8/13/21 (a)(b)(c)	332,000	332,745
3 month U.S. LIBOR + 0.530% 0.759% 4/14/22 (a)(b)(c)	584,000	585,833

	Principal Amount	Value

Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.450% 0.663% 2/22/21 (a)(b)(c)	$ 1,350,000	$ 1,350,828
3 month U.S. LIBOR + 0.550% 0.77% 5/4/21 (a)(b)(c)	376,000	376,554
3 month U.S. LIBOR + 0.840% 1.06% 5/4/23 (a)(b)(c)	900,000	901,327
3 month U.S. LIBOR + 0.900% 1.121% 2/15/22 (a)(b)(c)	450,000	452,972
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.880% 1.104% 10/12/21 (a)(b)	600,000	590,043
3 month U.S. LIBOR + 1.080% 1.296% 8/3/22 (a)(b)	200,000	194,500
3 month U.S. LIBOR + 1.235% 1.456% 2/15/23 (a)(b)	600,000	573,000
Nissan Motor Acceptance Corp.:
3 month U.S. LIBOR + 0.690% 0.923% 9/28/22 (a)(b)(c)	370,000	363,574
3 month U.S. LIBOR + 0.890% 1.114% 1/13/22 (a)(b)(c)	50,000	49,634
Volkswagen Group of America Finance LLC:
3 month U.S. LIBOR + 0.860% 1.083% 9/24/21 (a)(b)(c)	600,000	602,874
3 month U.S. LIBOR + 0.940% 1.154% 11/12/21 (a)(b)(c)	400,000	402,716
		6,776,600
Hotels, Restaurants & Leisure – 0.5%
McDonald's Corp. 3 month U.S. LIBOR + 0.430% 0.652% 10/28/21 (a)(b)	1,122,000	1,125,682
Internet & Direct Marketing Retail – 0.2%
eBay, Inc. 3 month U.S. LIBOR + 0.870% 1.084% 1/30/23 (a)(b)	535,000	540,728
Specialty Retail – 0.0%
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 0.535% 3/1/22 (a)(b)	116,000	116,342
TOTAL CONSUMER DISCRETIONARY		8,559,352
CONSUMER STAPLES – 1.2%
Beverages – 0.1%
PepsiCo, Inc. 3 month U.S. LIBOR + 0.365% 0.579% 5/2/22 (a)(b)	184,000	184,709
Food & Staples Retailing – 0.4%
Campbell Soup Co. 3 month U.S. LIBOR + 0.630% 0.88% 3/15/21 (a)(b)	318,000	318,413

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Food & Staples Retailing – continued
CVS Health Corp. 3 month U.S. LIBOR + 0.720% 0.962% 3/9/21 (a)(b)	$ 377,000	$ 377,679
Reckitt Benckiser Treasury Services PLC 3 month U.S. LIBOR + 0.560% 0.783% 6/24/22 (a)(b)(c)	200,000	200,853
Walmart, Inc. 3 month U.S. LIBOR + 0.230% 0.453% 6/23/21 (a)(b)	120,000	120,160
		1,017,105
Food Products – 0.5%
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 0.77% 4/16/21 (a)(b)	508,000	508,879
3 month U.S. LIBOR + 1.010% 1.228% 10/17/23 (a)(b)	792,000	802,865
		1,311,744
Tobacco – 0.2%
BAT Capital Corp. 3 month U.S. LIBOR + 0.880% 1.101% 8/15/22 (a)(b)	438,000	441,349
TOTAL CONSUMER STAPLES		2,954,907
ENERGY – 3.0%
Oil, Gas & Consumable Fuels – 3.0%
BP Capital Markets America, Inc. 3 month U.S. LIBOR + 0.650% 0.877% 9/19/22 (a)(b)	39,000	39,097
Chevron Corp.:
3 month U.S. LIBOR + 0.480% 0.731% 3/3/22 (a)(b)	1,752,000	1,760,516
3 month U.S. LIBOR + 0.530% 0.751% 11/15/21 (a)(b)	320,000	321,429
3 month U.S. LIBOR + 0.530% 0.781% 3/3/22 (a)(b)	44,000	44,259
3 month U.S. LIBOR + 0.900% 1.105% 5/11/23 (a)(b)	750,000	763,906
ConocoPhillips Co. 3 month U.S. LIBOR + 0.900% 1.121% 5/15/22 (a)(b)	216,000	217,521
Exxon Mobil Corp.:
3 month U.S. LIBOR + 0.330% 0.551% 8/16/22 (a)(b)	1,450,000	1,454,335
3 month U.S. LIBOR + 0.370% 0.618% 3/6/22 (a)(b)	52,000	52,232
MPLX LP 3 month U.S. LIBOR + 1.100% 1.342% 9/9/22 (a)(b)	1,734,000	1,734,253

	Principal Amount	Value

Shell International Finance BV 3 month U.S. LIBOR + 0.400% 0.621% 11/13/23 (a)(b)	$ 865,000	$ 868,398
TOTAL ENERGY		7,255,946
FINANCIALS – 62.9%
Banks – 29.8%
ABN AMRO Bank N.V. 3 month U.S. LIBOR + 0.570% 0.803% 8/27/21 (a)(b)(c)	1,200,000	1,204,229
ASB Bank Ltd. 3 month U.S. LIBOR + 0.970% 1.219% 6/14/23 (a)(b)(c)	1,200,000	1,219,548
Banco Santander S.A. 3 month U.S. LIBOR + 1.560% 1.784% 4/11/22 (a)(b)	400,000	404,542
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 0.65% 9/10/21 (a)(b)	1,428,000	1,431,826
3 month U.S. LIBOR + 0.460% 0.684% 4/13/21 (a)(b)	61,000	61,097
3 month U.S. LIBOR + 0.570% 0.803% 3/26/22 (a)(b)	712,000	716,253
3 month U.S. LIBOR + 0.630% 0.88% 9/11/22 (a)(b)	440,000	443,904
Banque Federative du Credit Mutuel S.A. 3 month U.S. LIBOR + 0.960% 1.178% 7/20/23 (a)(b)(c)	600,000	608,940
Barclays Bank PLC 3 month U.S. LIBOR + 0.460% 0.684% 1/11/21 (a)(b)	200,000	200,023
Barclays PLC:
3 month U.S. LIBOR + 1.380% 1.601% 5/16/24 (a)(b)	800,000	809,267
3 month U.S. LIBOR + 1.430% 1.651% 2/15/23 (a)(b)	1,200,000	1,207,022
3 month U.S. LIBOR + 2.110% 2.316% 8/10/21 (a)(b)	630,000	638,268
BPCE S.A.:
3 month U.S. LIBOR + 0.880% 1.108% 5/31/22 (a)(b)	750,000	757,587
3 month U.S. LIBOR + 1.220% 1.433% 5/22/22 (a)(b)(c)	250,000	252,750
3 month U.S. LIBOR + 1.240% 1.489% 9/12/23 (a)(b)(c)	250,000	254,326
Canadian Imperial Bank of Commerce:
3 month U.S. LIBOR + 0.660% 0.909% 9/13/23 (a)(b)	654,000	661,585
3 month U.S. LIBOR + 0.720% 0.957% 6/16/22 (a)(b)	116,000	117,109
Citibank N.A.:
3 month U.S. LIBOR + 0.530% 0.761% 2/19/22 (a)(b)	750,000	750,741

Quarterly Report	3

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
3 month U.S. LIBOR + 0.570% 0.779% 7/23/21 (a)(b)	$ 500,000	$ 501,244
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.680% 0.913% 9/18/22 (a)(b)(c)	351,000	354,203
3 month U.S. LIBOR + 0.700% 0.937% 3/16/23 (a)(b)(c)	852,000	860,472
3 month U.S. LIBOR + 0.700% 0.95% 3/10/22 (a)(b)(c)	1,575,000	1,587,017
Cooperatieve Rabobank UA 3 month U.S. LIBOR + 0.480% 0.701% 1/10/23 (a)(b)	1,000,000	1,005,336
Credit Suisse Group Funding Guernsey Ltd. 3 month U.S. LIBOR + 2.290% 2.508% 4/16/21 (a)(b)	3,500,000	3,528,633
Danske Bank A/S 3 month U.S. LIBOR + 1.060% 1.309% 9/12/23 (a)(b)(c)	800,000	800,046
Fifth Third Bank N.A. 3 month U.S. LIBOR + 0.440% 0.655% 7/26/21 (a)(b)	800,000	801,730
ING Groep N.V.:
3 month U.S. LIBOR + 1.000% 1.234% 10/2/23 (a)(b)	1,000,000	1,016,431
3 month U.S. LIBOR + 1.150% 1.368% 3/29/22 (a)(b)	200,000	202,172
Lloyds Banking Group PLC 3 month U.S. LIBOR + 0.800% 1.027% 6/21/21 (a)(b)	2,200,000	2,208,484
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 0.865% 7/26/21 (a)(b)	380,000	381,247
3 month U.S. LIBOR + 0.740% 0.965% 3/2/23 (a)(b)	306,000	307,989
3 month U.S. LIBOR + 0.790% 1.005% 7/25/22 (a)(b)	1,293,000	1,301,688
3 month U.S. LIBOR + 0.860% 1.075% 7/26/23 (a)(b)	1,072,000	1,081,379
3 month U.S. LIBOR + 0.920% 1.125% 2/22/22 (a)(b)	1,640,000	1,654,639
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.790% 1.038% 3/5/23 (a)(b)	600,000	603,842
3 month U.S. LIBOR + 0.840% 1.07% 7/16/23 (a)(b)	800,000	803,881
3 month U.S. LIBOR + 0.880% 1.13% 9/11/22 (a)(b)	400,000	403,940
3 month U.S. LIBOR + 0.940% 1.164% 2/28/22 (a)(b)	3,000,000	3,028,023

	Principal Amount	Value

3 month U.S. LIBOR + 1.000% 1.25% 9/11/24 (a)(b)	$ 800,000	$ 808,479
3 month U.S. LIBOR + 1.140.% 1.389% 9/13/21 (a)(b)	200,000	201,614
National Australia Bank Ltd.:
3 month U.S. LIBOR + 0.350% 0.574% 1/12/21 (a)(b)(c)	500,000	500,193
3 month U.S. LIBOR + 0.710% 0.93% 11/4/21 (a)(b)(c)	2,750,000	2,767,499
3 month U.S. LIBOR + 0.720% 0.933% 5/22/22 (a)(b)(c)	1,000,000	1,008,506
3 month U.S. LIBOR + 1.000% 1.224% 7/12/21 (a)(b)(c)	1,500,000	1,508,736
PNC Bank N.A.:
3 month U.S. LIBOR + 0.325% 0.53% 2/24/23 (a)(b)	1,250,000	1,251,907
3 month U.S. LIBOR + 0.450% 0.666% 7/22/22 (a)(b)	800,000	801,706
3 month U.S. LIBOR + 0.500% 0.717% 7/27/22 (a)(b)	250,000	251,507
Royal Bank of Canada:
3 month U.S. LIBOR + 0.390% 0.604% 4/30/21 (a)(b)	1,338,000	1,339,907
3 month U.S. LIBOR + 0.400% 0.615% 1/25/21 (a)(b)	1,168,000	1,168,675
3 month U.S. LIBOR + 0.470% 0.683% 4/29/22 (a)(b)	1,884,000	1,893,320
3 month U.S. LIBOR + 0.660% 0.894% 10/5/23 (a)(b)	860,000	868,111
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 0.652% 5/17/21 (a)(b)(c)	200,000	200,320
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 0.958% 10/18/22 to 1/17/23 (a)(b)	392,000	394,735
3 month U.S. LIBOR + 0.780% 1.004% 7/12/22 (a)(b)	18,000	18,144
3 month U.S. LIBOR + 0.800% 1.03% 10/16/23 (a)(b)	268,000	270,028
3 month U.S. LIBOR + 0.860% 1.078% 7/19/23 (a)(b)	1,932,000	1,949,488
3 month U.S. LIBOR + 1.110% 1.339% 7/14/21 (a)(b)	990,000	996,224
3 month U.S. LIBOR + 1.140% 1.358% 10/19/21 (a)(b)	311,000	313,792
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 0.675% 5/24/21 (a)(b)	1,000,000	1,001,942
Swedbank AB 3 month U.S. LIBOR + 0.700% 0.949% 3/14/22 (a)(b)(c)	400,000	402,614
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.240% 0.455% 1/25/21 (a)(b)	$ 770,000	$ 770,288
3 month U.S. LIBOR + 0.640% 0.858% 7/19/23 (a)(b)	138,000	139,436
3 month U.S. LIBOR + 1.000% 1.22% 4/7/21 (a)(b)	1,256,000	1,260,273
Truist Bank 3 month U.S. LIBOR + 0.590% 0.804% 8/2/22 (a)(b)	287,000	287,872
Truist Financial Corp. 3 month U.S. LIBOR + 0.220% 0.434% 2/1/21 (a)(b)	106,000	106,015
US Bank N.A.:
3 month U.S. LIBOR + 0.180% 0.389% 1/21/22 (a)(b)	250,000	250,218
3 month U.S. LIBOR + 0.310% 0.53% 2/4/21 (a)(b)	750,000	750,202
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.930% 1.144% 2/11/22 (a)(b)	2,992,000	2,996,441
3 month U.S. LIBOR + 1.025% 1.24% 7/26/21 (a)(b)	3,597,000	3,619,122
3 month U.S. LIBOR + 1.010% 1.258% 12/7/20 (a)(b)	249,000	249,036
3 month U.S. LIBOR + 1.110% 1.325% 1/24/23 (a)(b)	137,000	138,177
3 month U.S. LIBOR + 1.230% 1.444% 10/31/23 (a)(b)	2,074,000	2,106,750
3 month U.S. LIBOR + 1.340% 1.591% 3/4/21 (a)(b)	598,000	599,949
Wells Fargo Bank N.A.:
3 month U.S. LIBOR + 0.310% 0.547% 1/15/21 (a)(b)	250,000	250,081
3 month U.S. LIBOR + 0.510% 0.726% 10/22/21 (a)(b)	500,000	501,806
3 month U.S. LIBOR + 0.620% 0.853% 5/27/22 (a)(b)	250,000	250,599
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.390% 0.614% 1/13/23 (a)(b)	500,000	501,746
3 month U.S. LIBOR + 0.570% 0.794% 1/11/23 (a)(b)	1,328,000	1,338,561
3 month U.S. LIBOR + 0.720% 0.941% 5/15/23 (a)(b)	699,000	706,974
3 month U.S. LIBOR + 0.710% 0.943% 6/28/22 (a)(b)	846,000	853,473
3 month U.S. LIBOR + 0.770% 1.003% 2/26/24 (a)(b)	172,000	174,460
3 month U.S. LIBOR + 0.850% 1.074% 1/11/22 (a)(b)	758,000	764,631

	Principal Amount	Value

3 month U.S. LIBOR + 0.850% 1.081% 8/19/21 (a)(b)	$ 267,000	$ 268,545
		72,973,515
Capital Markets – 0.7%
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.644% 11/1/21 (a)(b)	374,000	375,176
The Bank of New York Mellon Corp. 3 month U.S. LIBOR + 1.050% 1.264% 10/30/23 (a)(b)	989,000	1,005,361
The Charles Schwab Corp. 3 month U.S. LIBOR + 0.320% 0.533% 5/21/21 (a)(b)	437,000	437,504
		1,818,041
Consumer Finance – 5.3%
Air Lease Corp. 3 month U.S. LIBOR + 0.670% 0.921% 6/3/21 (a)(b)	414,000	413,764
American Express Co.:
3 month U.S. LIBOR + 0.600% 0.825% 11/5/21 (a)(b)	149,000	149,642
3 month U.S. LIBOR + 0.620% 0.844% 5/20/22 (a)(b)	294,000	295,836
3 month U.S. LIBOR + 0.650% 0.883% 2/27/23 (a)(b)	26,000	26,209
3 month U.S. LIBOR + 0.750% 0.966% 8/3/23 (a)(b)	1,424,000	1,441,508
American Express Credit Corp. 3 month U.S. LIBOR + 0.700% 0.951% 3/3/22 (a)(b)	706,000	710,797
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.370% 0.576% 5/10/23 (a)(b)	660,000	660,987
3 month U.S. LIBOR + 0.350% 0.60% 6/11/21 (a)(b)	840,000	841,421
3 month U.S. LIBOR + 0.420% 0.668% 9/8/23 (a)(b)	900,000	901,780
3 month U.S. LIBOR + 0.540% 0.773% 6/27/22 (a)(b)	398,000	400,183
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.720% 0.934% 1/30/23 (a)(b)	1,264,000	1,269,967
3 month U.S. LIBOR + 0.950% 1.192% 3/9/22 (a)(b)	564,000	568,470
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.230% 0.48% 3/15/21 (a)(b)	935,000	935,521
3 month U.S. LIBOR + 0.280% 0.528% 9/7/21 (a)(b)	97,000	97,183
3 month U.S. LIBOR + 0.300% 0.548% 3/8/21 (a)(b)	200,000	200,141
3 month U.S. LIBOR + 0.390% 0.612% 5/17/21 (a)(b)	196,000	196,342

Quarterly Report	5

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.280% 0.504% 4/13/21 (a)(b)	$ 186,000	$ 186,194
3 month U.S. LIBOR + 0.290% 0.51% 10/7/21 (a)(b)	1,382,000	1,384,819
3 month U.S. LIBOR + 0.400% 0.622% 5/17/22 (a)(b)	452,000	453,647
3 month U.S. LIBOR + 0.480% 0.728% 9/8/22 (a)(b)	1,740,000	1,749,158
		12,883,569
Diversified Financial Services – 25.5%
Bank of America Corp.:
3 month U.S. LIBOR + 0.380% 0.589% 1/23/22 (a)(b)	564,000	564,222
3 month U.S. LIBOR + 0.650% 0.875% 6/25/22 (a)(b)	972,000	975,111
3 month U.S. LIBOR + 0.790% 1.038% 3/5/24 (a)(b)	980,000	988,454
3 month U.S. LIBOR + 0.960% 1.169% 7/23/24 (a)(b)	370,000	374,823
3 month U.S. LIBOR + 1.000% 1.215% 4/24/23 (a)(b)	2,185,000	2,207,993
3 month U.S. LIBOR + 1.160% 1.378% 1/20/23 (a)(b)	782,000	790,216
3 month U.S. LIBOR + 1.180% 1.389% 10/21/22 (a)(b)	67,000	67,604
Citigroup, Inc.:
3 month U.S. LIBOR + 0.950% 1.165% 7/24/23 (a)(b)	908,000	915,755
3 month U.S. LIBOR + 0.960% 1.175% 4/25/22 (a)(b)	977,000	986,287
3 month U.S. LIBOR + 1.070% 1.318% 12/8/21 (a)(b)	1,150,000	1,159,882
3 month U.S. LIBOR + 1.100% 1.322% 5/17/24 (a)(b)	1,164,000	1,180,080
3 month U.S. LIBOR + 1.190% 1.404% 8/2/21 (a)(b)	1,632,000	1,643,840
3 month U.S. LIBOR + 1.380% 1.60% 3/30/21 (a)(b)	780,000	783,426
3 month U.S. LIBOR + 1.430% 1.655% 9/1/23 (a)(b)	1,078,000	1,097,091
Credit Agricole S.A.:
3 month U.S. LIBOR + 1.020% 1.235% 4/24/23 (a)(b)(c)	250,000	252,900
3 month U.S. LIBOR + 1.430% 1.654% 1/10/22 (a)(b)(c)	1,250,000	1,264,810
Credit Suisse Group AG:
3 month U.S. LIBOR + 1.200% 1.449% 12/14/23 (a)(b)(c)	250,000	252,364

	Principal Amount	Value

3 month U.S. LIBOR + 1.240% 1.489% 6/12/24 (a)(b)(c)	$ 1,000,000	$ 1,012,404
Deutsche Bank AG:
3 month U.S. LIBOR + 0.815% 1.031% 1/22/21 (a)(b)	1,284,000	1,283,887
3 month U.S. LIBOR + 1.190% 1.411% 11/16/22 (a)(b)	700,000	700,544
3 month U.S. LIBOR + 1.230% 1.463% 2/27/23 (a)(b)	100,000	99,829
3 month U.S. LIBOR + 1.290% 1.51% 2/4/21 (a)(b)	600,000	600,593
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 1.08% 4/9/21 (a)(b)	140,000	140,170
3 month U.S. LIBOR + 0.990% 1.224% 1/5/23 (a)(b)	561,000	558,668
3 month U.S. LIBOR + 1.550% 1.779% 1/14/22 (a)(b)	998,000	1,005,385
HSBC Holdings PLC:
3 month U.S. LIBOR + 1.000% 1.22% 5/18/24 (a)(b)	800,000	803,592
3 month U.S. LIBOR + 1.230% 1.48% 3/11/25 (a)(b)	1,200,000	1,210,899
3 month U.S. LIBOR + 1.500% 1.734% 1/5/22 (a)(b)	1,000,000	1,012,716
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.610% 0.843% 6/18/22 (a)(b)	1,186,000	1,189,220
3 month U.S. LIBOR + 0.730% 0.939% 4/23/24 (a)(b)	510,000	513,604
3 month U.S. LIBOR + 0.850% 1.074% 1/10/25 (a)(b)	702,000	710,738
3 month U.S. LIBOR + 0.890% 1.099% 7/23/24 (a)(b)	566,000	572,742
3 month U.S. LIBOR + 0.900% 1.115% 4/25/23 (a)(b)	320,000	322,601
3 month U.S. LIBOR + 1.000% 1.237% 1/15/23 (a)(b)	178,000	179,573
3 month U.S. LIBOR + 1.100% 1.348% 6/7/21 (a)(b)	936,000	940,227
3 month U.S. LIBOR + 1.230% 1.445% 10/24/23 (a)(b)	2,282,000	2,323,208
Macquarie Group Ltd. 3 month U.S. LIBOR + 1.350% 1.583% 3/27/24 (a)(b)(c)	678,000	686,100
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.146% 7/22/22 (a)(b)	1,320,000	1,326,307
3 month U.S. LIBOR + 1.180% 1.398% 1/20/22 (a)(b)	4,389,000	4,395,412
3 month U.S. LIBOR + 1.220% 1.433% 5/8/24 (a)(b)	846,000	860,934
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
3 month U.S. LIBOR + 1.400% 1.609% 4/21/21 (a)(b)	$ 2,426,000	$ 2,438,679
3 month U.S. LIBOR + 1.400% 1.615% 10/24/23 (a)(b)	1,669,000	1,701,501
Natwest Group PLC:
3 month U.S. LIBOR + 1.470% 1.691% 5/15/23 (a)(b)	200,000	202,030
3 month U.S. LIBOR + 1.550% 1.775% 6/25/24 (a)(b)	200,000	203,188
NatWest Markets PLC 3 month U.S. LIBOR + 1.400% 1.618% 9/29/22 (a)(b)(c)	200,000	202,025
Societe Generale S.A. 3 month U.S. LIBOR + 1.330% 1.56% 4/8/21 (a)(b)(c)	2,800,000	2,812,762
The Bank of Nova Scotia:
3 month U.S. LIBOR + 0.290% 0.52% 1/8/21 (a)(b)	738,000	738,238
3 month U.S. LIBOR + 0.620% 0.847% 9/19/22 (a)(b)	1,264,000	1,274,438
3 month U.S. LIBOR + 0.640% 0.888% 3/7/22 (a)(b)	250,000	251,661
The Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 0.963% 2/23/23 (a)(b)	415,000	418,320
3 month U.S. LIBOR + 0.780% 0.994% 10/31/22 (a)(b)	522,000	524,144
3 month U.S. LIBOR + 1.000% 1.215% 7/24/23 (a)(b)	524,000	528,645
3 month U.S. LIBOR + 1.050% 1.298% 6/5/23 (a)(b)	304,000	306,557
3 month U.S. LIBOR + 1.110% 1.325% 4/26/22 (a)(b)	940,000	943,173
3 month U.S. LIBOR + 1.360% 1.575% 4/23/21 (a)(b)	2,000,000	2,007,886
3 month U.S. LIBOR + 1.600% 1.824% 11/29/23 (a)(b)	2,656,000	2,745,496
3 month U.S. LIBOR + 1.770% 1.977% 2/25/21 (a)(b)	4,116,000	4,132,573
UBS Group AG:
3 month U.S. LIBOR + 0.950% 1.171% 8/15/23 (a)(b)(c)	600,000	605,397
3 month U.S. LIBOR + 1.530% 1.744% 2/1/22 (a)(b)(c)	1,200,000	1,219,991
UniCredit SpA 3 month U.S. LIBOR + 3.900% 4.129% 1/14/22 (a)(b)(c)	1,050,000	1,082,508
		62,293,423

	Principal Amount	Value

Insurance – 1.6%
Jackson National Life Global Funding:
3 month U.S. LIBOR + 0.480% 0.73% 6/11/21 (a)(b)(c)	$ 618,000	$ 619,469
3 month U.S. LIBOR + 0.730% 0.963% 6/27/22 (a)(b)(c)	978,000	986,001
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.489% 1/21/22 (a)(b)(c)	1,234,000	1,237,212
3 month U.S. LIBOR + 0.320% 0.552% 8/6/21 (a)(b)(c)	78,000	78,161
3 month U.S. LIBOR + 0.520% 0.77% 6/10/22 (a)(b)(c)	1,010,000	1,015,773
		3,936,616
TOTAL FINANCIALS		153,905,164
HEALTH CARE – 4.4%
Health Care Equipment & Supplies – 0.4%
Becton Dickinson and Co. 3 month U.S. LIBOR + 1.030% 1.28% 6/6/22 (a)(b)	479,000	483,100
Cardinal Health, Inc. 3 month U.S. LIBOR + 0.770% 1.02% 6/15/22 (a)(b)	406,000	408,714
		891,814
Health Care Providers & Services – 1.0%
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 0.896% 9/17/21 (a)(b)	148,000	148,038
3 month U.S. LIBOR + 0.890% 1.127% 7/15/23 (a)(b)	390,000	394,473
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.260% 0.51% 6/15/21 (a)(b)	2,000,000	2,002,219
		2,544,730
Pharmaceuticals – 3.0%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.350% 0.563% 5/21/21 (a)(b)	3,140,000	3,142,949
3 month U.S. LIBOR + 0.650% 0.863% 11/21/22 (a)(b)	780,000	784,934
AstraZeneca PLC 3 month U.S. LIBOR + 0.665% 0.887% 8/17/23 (a)(b)	949,000	956,687
Bayer US Finance II LLC 3 month U.S. LIBOR + 1.010% 1.26% 12/15/23 (a)(b)(c)	1,372,000	1,383,415
Bristol-Myers Squibb Co. 3 month U.S. LIBOR + 0.380% 0.601% 5/16/22 (a)(b)	306,000	307,031

Quarterly Report	7

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Pharmaceuticals – continued
GlaxoSmithKline Capital PLC 3 month U.S. LIBOR + 0.350% 0.571% 5/14/21 (a)(b)	$ 573,000	$ 573,739
Pfizer, Inc. 3 month U.S. LIBOR + 0.330% 0.58% 9/15/23 (a)(b)	180,000	180,263
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 0.664% 8/20/21 (a)(b)	50,000	50,114
		7,379,132
TOTAL HEALTH CARE		10,815,676
INDUSTRIALS – 3.2%
Aerospace & Defense – 0.5%
General Dynamics Corp. 3 month U.S. LIBOR + 0.380% 0.594% 5/11/21 (a)(b)	1,225,000	1,226,792
Air Freight & Logistics – 0.4%
United Parcel Service, Inc.:
3 month U.S. LIBOR + 0.380% 0.601% 5/16/22 (a)(b)	696,000	699,005
3 month U.S. LIBOR + 0.450% 0.675% 4/1/23 (a)(b)	366,000	368,308
		1,067,313
Industrial Conglomerates – 0.8%
General Electric Co.:
3 month U.S. LIBOR + 1.000% 1.237% 4/15/23 (a)(b)	415,000	414,055
3 month U.S. LIBOR + 1.000% 1.25% 3/15/23 (a)(b)	843,000	848,326
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 0.583% 8/8/22 (a)(b)	810,000	813,760
		2,076,141
Machinery – 1.2%
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.260% 0.51% 9/10/21 (a)(b)	910,000	912,203
3 month U.S. LIBOR + 0.400% 0.648% 6/7/21 (a)(b)	241,000	241,559
3 month U.S. LIBOR + 0.480% 0.728% 9/8/22 (a)(b)	1,475,000	1,484,554
3 month U.S. LIBOR + 0.550% 0.798% 6/7/23 (a)(b)	200,000	201,882
		2,840,198
Trading Companies & Distributors – 0.3%
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.670% 0.884% 7/30/21 (a)(b)(c)	666,000	654,756

	Principal Amount	Value

GATX Corp. 3 month U.S. LIBOR + 0.720% 0.945% 11/5/21 (a)(b)	$ 23,000	$ 23,037
		677,793
TOTAL INDUSTRIALS		7,888,237
INFORMATION TECHNOLOGY – 1.6%
IT Services – 0.6%
IBM Credit LLC:
3 month U.S. LIBOR + 0.160% 0.385% 2/5/21 (a)(b)	100,000	100,030
3 month U.S. LIBOR + 0.260% 0.478% 1/20/21 (a)(b)	500,000	500,184
International Business Machines Corp. 3 month U.S. LIBOR + 0.400% 0.621% 5/13/21 (a)(b)	800,000	801,321
		1,401,535
Semiconductors & Semiconductor Equipment – 0.2%
Intel Corp. 3 month U.S. LIBOR + 0.350% 0.564% 5/11/22 (a)(b)	240,000	241,063
QUALCOMM, Inc. 3 month U.S. LIBOR + 0.730% 0.944% 1/30/23 (a)(b)	240,000	242,892
		483,955
Technology Hardware, Storage & Peripherals – 0.8%
Apple, Inc.:
3 month U.S. LIBOR + 0.350% 0.555% 5/11/22 (a)(b)	1,026,000	1,030,616
3 month U.S. LIBOR + 0.500% 0.713% 2/9/22 (a)(b)	491,000	493,854
3 month U.S. LIBOR + 1.130% 1.343% 2/23/21 (a)(b)	274,000	274,721
Hewlett Packard Enterprise Co. 3 month U.S. LIBOR + 0.720% 0.954% 10/5/21 (a)(b)	312,000	312,065
		2,111,256
TOTAL INFORMATION TECHNOLOGY		3,996,746
MATERIALS – 0.1%
Chemicals – 0.1%
DuPont de Nemours, Inc. 3 month U.S. LIBOR + 1.110% 1.331% 11/15/23 (a)(b)	252,000	255,456
UTILITIES – 2.5%
Electric Utilities – 0.4%
Duke Energy Corp.:
3 month U.S. LIBOR + 0.500% 0.721% 5/14/21 (a)(b)(c)	102,000	102,199
8	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Electric Utilities – continued
3 month U.S. LIBOR + 0.650% 0.90% 3/11/22 (a)(b)	$ 920,000	$ 926,340
		1,028,539
Gas Utilities – 0.1%
Eastern Energy Gas Holdings LLC 3 month U.S. LIBOR + 0.600% 0.85% 6/15/21 (a)(b)	256,000	256,667
Independent Power and Renewable Electricity Producers – 0.3%
Southern Power Co. 3 month U.S. LIBOR + 0.550% 0.777% 12/20/20 (a)(b)(c)	607,000	607,136
Multi-Utilities – 1.7%
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.400% 0.646% 12/1/20 (a)(b)(c)	50,000	50,000
Florida Power & Light Co. 3 month U.S. LIBOR + 0.380% 0.602% 7/28/23 (a)(b)	1,000,000	1,000,397
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.480% 0.70% 5/4/21 (a)(b)	153,000	153,233
3 month U.S. LIBOR + 0.720% 0.927% 2/25/22 (a)(b)	532,000	535,580
Sempra Energy 3 month U.S. LIBOR + 0.450% 0.70% 3/15/21 (a)(b)	2,066,000	2,067,919
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.577% 9/14/23 (a)(b)	420,000	420,125
		4,227,254
TOTAL UTILITIES		6,119,596
TOTAL NONCONVERTIBLE BONDS (Cost $211,621,879)		212,128,486
U.S. Treasury Obligations – 9.7%

U.S. Treasury Bonds:
5.25% 2/15/29	2,000	2,728

	Principal Amount	Value
6.125% 11/15/27	$ 1,000	$ 1,379
6.25% 5/15/30	1,220,000	1,831,525
U.S. Treasury Notes:
0.625% 5/15/30 to 8/15/30	3,429,000	3,365,972
0.875% 11/15/30	1,286,000	1,289,193
1.50% 2/15/30	3,846,000	4,087,577
1.625% 8/15/29	229,600	246,497
1.75% 11/15/29	73,200	79,445
2.375% 5/15/29	1,044,800	1,184,705
2.625% 2/15/29	2,633,800	3,033,397
2.75% 2/15/28	1,510,600	1,736,895
2.875% 5/15/28 to 8/15/28	4,501,400	5,232,619
3.125% 11/15/28	1,398,800	1,661,403
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,003,892)		23,753,335

Money Market Fund – 3.5%
	Shares
Fidelity Cash Central Fund, 0.09% (d) (Cost $8,563,212)	8,561,500	8,563,212
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $243,188,983)		244,445,033
NET OTHER ASSETS (LIABILITIES) – 0.1%		312,031
NET ASSETS – 100.0%		$ 244,757,064

Legend
(a)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,573,940 or 14.9% of net assets.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$2,341
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more
Quarterly Report	9

third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S government obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
10	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	11